Share-based Payments - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 30,565	$ 23,036	$ 17,919
Cost of revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	3,770	2,765	1,923
Selling and marketing expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	2,557	1,723	1,370
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 24,238	$ 18,548	$ 14,626